T. ROWE PRICE Tax-Free High Yield Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Ingevity  (1) 1 31
United Airlines Holdings (1) — 12
Westrock 5 199
Total Common Stocks (Cost $199) 242
MUNICIPAL SECURITIES 99.0%
ALABAMA 2.1%
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  6,400 6,706
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  2,210 2,344
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,610 11,051
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/28 (1)(2) 2,925 1,697
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/43 (1)(2) 2,265 1,314
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
6.875%, 1/1/43 (1)(2) 1,585 919
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
7.50%, 1/1/47 (1)(2) 2,835 1,644
Jefferson County, Sewer, Series A, 5.50%, 10/1/53 (3) 17,210 17,475
Southeast Energy Auth. A Cooperative Dist., Series A, VRDN,
4.00%, 11/1/51 (Tender 10/1/28)  3,790 3,724
Southeast Energy Auth. A Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  5,160 5,022
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32 (4) 2,179 2,057
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44 (4) 17,450 15,825
69,778
ARIZONA 1.7%
Arizona Distribution Revenue, Capital Appreciation, 5.50%,
7/1/33 (5) 990 1,202
Arizona Distribution Revenue, Capital Appreciation, Series B,
5.50%, 7/1/30 (5) 5,690 6,617
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 4.597%, 1/1/37  2,180 1,998
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/40 (4) 730 621
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/50 (4) 1,265 979
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%, 7/15/39  1,050 1,029

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%, 7/15/49  930 855
Arizona IDA, Odyssey Preparatory Academy, 5.00%, 7/1/49 (4) 3,445 2,937
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.25%,
7/1/37 (4) 2,375 2,314
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.50%,
7/1/52 (4) 2,695 2,444
Maricopa County IDA, Commercial Metals Company Project,
4.00%, 10/15/47 (4)(6) 6,150 5,147
Maricopa County, El Paso Electric, Series A, PCR, 4.50%, 8/1/42  2,575 2,425
Peoria IDA, Sierra Winds Life Care, Series A, 5.50%, 11/15/34 (1)
(2) 2,930 2,188
Peoria IDA, Sierra Winds Life Care, Series A, 5.75%, 11/15/40 (1)
(2) 4,750 3,334
Phoenix Arizona IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/44  790 777
Phoenix Arizona IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/49  475 459
Phoenix Arizona IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/59  1,675 1,582
Pima County IDA, American Leadership Academy, 4.00%,
6/15/41 (4) 2,380 1,942
Pima County IDA, American Leadership Academy, 4.00%,
6/15/51 (4) 2,530 1,865
Pima County IDA, American Leadership Academy, 4.00%,
6/15/57 (4) 2,865 2,025
Salt Verde Financial, 5.00%, 12/1/37  12,970 13,757
Tempe IDA, Friendship Village of Tempe Project, Series A, 4.00%,
12/1/46  1,980 1,439
57,936
ARKANSAS 0.9%
Arkansas DFA, Big River Steel Project, 4.50%, 9/1/49 (4)(6) 11,560 11,132
Arkansas DFA, Big River Steel Project, 4.75%, 9/1/49 (4)(6) 3,955 3,926
Arkansas DFA, Green Bond, 5.45%, 9/1/52 (6) 5,985 5,791
Arkansas DFA, Green Bond, 12.00%, 7/1/48 (4) 5,000 5,189
Arkansas DFA, Green Bond, Series A, 6.875%, 7/1/48 (4)(6) 5,000 5,139
31,177
CALIFORNIA 6.3%
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 7/1/53 (Tender 8/1/29)  4,995 5,182
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  10,715 11,148
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  4,550 4,950
California Community Housing Agency, Creekwood , Series A,
4.00%, 2/1/56 (4) 17,325 10,675

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Community Housing Agency, Junior Bonds Street Flats,
Series A-2, 4.00%, 8/1/50 (4) 7,980 5,656
California Community Housing Agency, Senior-Fountains at
Emerald, 3.00%, 8/1/56 (4) 2,300 1,498
California Community Housing Agency, Stoneridge Apartment,
Series A, 4.00%, 2/1/56 (4) 6,425 4,617
California Community Housing Agency, Verdant at Green Valley
Project,, 5.00%, 8/1/49 (4) 9,600 8,689
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  2,651 2,608
California Infrastructure & Economic Dev. Bank, Social Bond,
Series B, 5.00%, 11/1/47  1,790 1,848
California Infrastructure & Economic Dev. Bank, Social Bond,
Series B, 5.00%, 11/1/57  1,545 1,579
California Municipal Fin. Auth., Baptish Univ., Series A, 5.00%,
11/1/46 (4) 2,750 2,542
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  2,800 2,408
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49 (4) 1,515 1,348
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/57 (4) 1,650 1,429
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (6) 4,605 4,045
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (6) 9,210 9,294
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  4,565 4,841
California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/49  2,375 2,380
California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/52  1,980 1,980
California Municipal Fin. Auth., West Village, 5.00%, 5/15/36  2,105 2,180
California PFA, Enso Village Project, 2.375%, 11/15/28 (4) 1,190 1,120
California PFA, Enso Village Project, 3.125%, 5/15/29 (4) 1,275 1,180
California PFA, Enso Village Project, 5.00%, 11/15/46 (4) 595 521
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27 (4) 2,100 2,000
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/41 (4) 1,650 1,260
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/51 (4) 1,500 1,034
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/61 (4) 250 162
California Statewide CDA, Series 2021A, 4.00%, 9/2/28  205 202
California Statewide CDA, Series 2021A, 4.00%, 9/2/29  220 216
California Statewide CDA, Series 2021A, 4.00%, 9/2/30  235 229
California Statewide CDA, Series 2021A, 4.00%, 9/2/31  185 179

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Series 2021A, 4.00%, 9/2/41  1,270 1,096
California Statewide CDA, Series 2021A, 4.00%, 9/2/51  785 621
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/31  880 852
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/41  1,605 1,392
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/51  1,080 862
California Statewide CDA, Series A-1, 5.00%, 9/2/42  3,495 3,490
California Statewide CDA, Series A-1, 5.00%, 9/2/52  4,970 4,761
California Statewide CDA, 899 Charleston Moldaw Residences,
Series A, 5.375%, 11/1/49 (4) 2,770 2,151
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  10,290 10,312
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (4) 2,375 2,425
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/46 (4) 3,165 3,104
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (4) 6,530 6,331
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4) 14,720 14,855
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,585 1,598
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  1,265 1,124
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,900 1,552
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/34  850 897
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/39  790 806
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  395 400
California Statewide Fin. Auth., Tobacco Industry, Series A, 6.00%,
5/1/43  1,190 1,209
CMFA Special Fin. Agency VII, Breakwater Apartments, Series A-2,
4.00%, 8/1/47 (4) 6,770 5,105
CMFA Special Fin. Agency XII, Allure Apartments, 4.375%,
8/1/49 (4) 2,530 1,893
CMFA Special Fin. Agency, Solana At Grand, Series A-2, 4.00%,
8/1/45 (4) 2,860 2,247
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (4) 13,605 9,705
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-1, 3.00%, 7/1/45 (4) 1,750 1,249
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-2, 4.00%, 7/1/56 (4) 6,207 4,266
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (4) 2,485 1,721

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
CSCDA Community Improvement Auth., Parallel Anaheim Social
Bonds, 4.00%, 8/1/56 (4) 3,010 2,182
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51 (4) 1,910 1,716
CSCDA Community Improvement Auth., Social Bonds, Series A-2,
3.00%, 2/1/57 (4) 2,500 1,615
Golden State Tobacco Securitization, 5.00%, 6/1/51  3,410 3,498
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  83,850 8,714
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/27  235 235
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/28  320 321
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 4.51%, 7/1/27  3,830 3,778
Regents of the Univ. of California, Medical Center Pooled Revenue,
Series P, 3.50%, 5/15/54  2,600 2,172
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series A, 5.75%, 9/1/50 (4)(7) 850 863
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series B, 5.75%, 9/1/53 (4)(7) 1,290 1,306
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/34 (8) 1,560 1,758
213,182
COLORADO 3.9%
Aerotropolis Regional Transportation Auth., 4.375%, 12/1/52  8,340 6,545
Arista Metropolitan Dist., Series A, GO, 5.00%, 12/1/38  2,480 2,374
Arista Metropolitan Dist., Series A, GO, 5.125%, 12/1/48  5,445 4,963
Berthoud-Heritage Metropolitan Dist. No. 1, 5.625%, 12/1/48  6,865 6,507
Brighton Crossing Metropolitan Dist. No. 4, Series A, GO, 5.00%,
12/1/47  1,225 1,131
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.25%,
12/1/38  999 963
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.375%,
12/1/48  3,250 3,025
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.00%, 12/1/37  1,150 1,123
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.125%, 12/1/47  4,000 3,891
Canyons Metropolitan Dist. No. 6, Series A, GO, 6.125%, 12/1/47  2,000 1,931
Centerra Metropolitan Dist. No. 1, 5.00%, 12/1/47 (4) 3,500 3,131
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/31  485 450
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/32  590 542
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/41  1,160 932
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/48  1,770 1,312
Colorado HFA, Sunny Vista Living Center, Series A, 5.75%,
12/1/35 (4) 1,145 840
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (4) 2,350 1,578
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (4) 3,285 2,173

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  750 750
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  6,990 6,979
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  11,325 11,216
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  5,330 5,141
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.00%, 12/1/33  3,040 2,985
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48  2,200 2,075
Cornerstar Metropolitan Dist., Series A, GO, 5.125%, 12/1/37  500 487
Cornerstar Metropolitan Dist., Series A, GO, 5.25%, 12/1/47  2,600 2,448
Denver City & County Airport, Series A, 5.00%, 12/1/48 (6) 3,955 4,016
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  1,190 1,180
Green Valley Ranch East Metropolitan Dist. No. 6, Series A, GO,
5.875%, 12/1/50  2,200 2,121
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/37  1,695 1,627
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 5.25%,
12/1/47  3,970 3,718
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  4,003 3,607
Peak Metropolitan Dist. No. 1, Series A, GO, 4.00%, 12/1/35 (4) 500 419
Peak Metropolitan Dist. No. 1, Series A, GO, 5.00%, 12/1/51 (4) 5,270 4,489
Public Auth. for Colorado Energy, 6.25%, 11/15/28  4,770 5,062
Public Auth. for Colorado Energy, 6.50%, 11/15/38  9,210 11,082
Pueblo Urban Renewal Auth., 4.75%, 12/1/45 (4) 5,690 3,869
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/51  7,025 4,947
Riverwalk Metropolitan Dist. No 2, Series A, 5.00%, 12/1/52  4,245 3,605
Serenity Ridge Metropolitan Dist. No. 2, Series A, GO, 4.50%,
12/1/28 ( Prerefunded 12/1/23) (9) 481 495
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/36  810 780
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/46  1,455 1,327
STC Metropolitan Dist. No. 2, Series A, GO, 4.00%, 12/1/29  1,000 922
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  785 724
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/49  1,000 886
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/32 (3) 595 653
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/35 (3) 235 255
131,276
CONNECTICUT 1.2%
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/46 (4) 1,060 851
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/53 (4) 1,260 971

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/44  2,870 2,147
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/49  4,200 2,976
Connecticut State HEFA, Masonicare , Series F, 5.00%, 7/1/31  2,000 2,006
Connecticut State HEFA, Masonicare , Series F, 5.00%, 7/1/32  3,280 3,289
Connecticut State HEFA, Masonicare , Series F, 5.00%, 7/1/33  2,055 2,059
Connecticut State HEFA, Masonicare , Series F, 5.00%, 7/1/34  1,435 1,436
Connecticut State HEFA, Masonicare , Series F, 5.00%, 7/1/43  8,115 7,660
Hamden Town, Whitney Center Project, 5.00%, 1/1/40  7,125 6,152
Hamden Town, Whitney Center Project, 5.00%, 1/1/50  6,160 4,922
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK) (1)(2)(10) 23,166 5,154
Steel Point Infrastructure Improvement Dist., Steelpointe Harbor
Project, 4.00%, 4/1/41 (4) 550 462
Steel Point Infrastructure Improvement Dist., Steelpointe Harbor
Project, 4.00%, 4/1/51 (4) 2,715 2,127
42,212
DELAWARE 1.0%
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  200 200
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  1,025 1,045
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/50  1,385 1,387
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/37  790 814
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  4,920 4,960
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  2,035 2,024
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  4,390 4,309
Delaware State Economic Dev. Auth., 4.00%, 6/1/52  1,260 882
Delaware State Economic Dev. Auth., 4.00%, 6/1/57  1,220 828
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  205 208
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/40  890 870
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/48  2,335 2,215
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/53  3,445 3,225
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/58  2,915 2,683
Sussex County, Cadbury at Lewes, 5.00%, 1/1/36  7,675 7,198
32,848
DISTRICT OF COLUMBIA 1.8%
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  41,185 10,004
District of Columbia Tobacco Settlement Fin., Series B, Zero
Coupon, 6/15/46  18,210 3,527

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/36  2,375 2,402
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/41  1,540 1,534
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/46  2,285 2,223
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  2,295 2,080
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  4,065 3,483
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  9,730 7,771
District of Columbia, Methodist Home of D.C., Series A, 5.125%,
1/1/35  1,240 1,076
District of Columbia, Methodist Home of D.C., Series A, 5.25%,
1/1/39  805 678
District of Columbia, Union Market Infrastructure Project, STEP,
0.00%, 6/1/31 (4) 900 707
District of Columbia, Union Market Infrastructure Project, STEP,
0.00%, 6/1/46 (4) 2,810 1,825
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  11,080 12,128
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/37 (3) 10,135 5,606
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/38  7,915 4,013
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/39  1,585 756
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/40  3,955 1,773
61,586
FLORIDA 3.7%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34  190 141
Alachua County HFA, East Ridge Retirement Village, 6.375%,
11/15/49  7,480 4,961
Avenir Community Dev. Dist., 5.375%, 5/1/43  2,300 2,238
Avenir Community Dev. Dist., 5.625%, 5/1/54  1,100 1,065
Boggy Creek Improvement Dist., Special Assessment,
Series 2013, 5.125%, 5/1/43  7,035 6,958
Broward County Port Fac. Revenue, Senior Bond, Series B, 4.00%,
9/1/49 (6) 10,000 9,073
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  875 903
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/30  250 259

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/31  1,015 1,048
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/33  900 926
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/34  975 998
Capital Trust Agency, 4.00%, 6/15/24 (4) 900 895
Capital Trust Agency, 4.00%, 6/15/41 (4) 1,790 1,416
Capital Trust Agency, 4.00%, 6/15/51 (4) 2,735 1,954
Capital Trust Agency, Bridge Univ. Student Housing, Series A,
5.25%, 12/1/58 (4) 7,220 6,470
Celebration Pointe Community Dev. Dist., 3.00%, 5/1/31  565 499
Celebration Pointe Community Dev. Dist., 3.375%, 5/1/41  1,055 808
Celebration Pointe Community Dev. Dist., 4.00%, 5/1/53  1,310 1,011
Celebration Pointe Community Dev. Dist., 4.75%, 5/1/24  150 150
Celebration Pointe Community Dev. Dist., 5.125%, 5/1/45  755 725
Celebration Pointe Community Dev. Dist., Alachua County, 5.00%,
5/1/32  830 833
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  295 290
Double Branch Community Dev. Dist., Special Assessment,
Series A-1, 4.00%, 5/1/25  200 200
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  5,985 5,856
Florida Dev. Fin., UF Health Jacksonville Project, 4.00%, 2/1/52  2,945 2,140
Florida Dev. Fin., UF Health Jacksonville Project, 5.00%, 2/1/52  1,450 1,278
Florida Dev. Fin., Waste Pro USA, 3.00%, 6/1/32 (6) 5,130 4,033
Florida Dev. Fin., Waste Pro USA, VRDN, 6.125%, 7/1/32 (Tender
7/1/26) (4)(6) 8,900 8,925
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.75%, 6/1/38 (4) 2,495 2,286
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48 (4) 9,850 8,640
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (4) 9,095 7,800
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.50%, 5/1/39 (4) 740 749
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.65%, 5/1/48 (4) 915 918
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.25%, 5/1/37  2,880 2,894
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.375%, 5/1/47  3,635 3,646
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.00%, 5/1/36  1,170 1,172
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.125%, 5/1/46  2,335 2,226

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.30%,
5/1/39  790 791
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.45%,
5/1/48  1,365 1,346
Lee County IDA, Preserve, Series A, 5.00%, 12/1/27 (4) 325 296
Lee County IDA, Preserve, Series A, 5.375%, 12/1/32 (4) 900 754
Lee County IDA, Preserve, Series A, 5.625%, 12/1/37 (4) 1,170 906
Miami-Dade County Water & Sewer System, 4.00%, 10/1/48  4,510 4,335
Orange County HFA, 4.00%, 10/1/52  4,605 4,275
Palm Beach County HFA, Toby & Leon Cooperman Sinai
Residences of Boca Raton, 4.00%, 6/1/41  2,010 1,612
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/37  1,095 1,019
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/42  1,035 920
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/47  2,535 2,186
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/52  5,360 4,515
Sawyers Landing Community Dev. Dist., 4.125%, 5/1/41  2,420 1,889
Sawyers Landing Community Dev. Dist., 4.25%, 5/1/53  3,225 2,358
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
2, STEP, 0.00%, 5/1/40  545 512
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
3, 6.61%, 5/1/40 (1)(2) 640 —
Viera Stewardship Dist., Series 2021, 3.125%, 5/1/41  830 603
Viera Stewardship Dist., Series 2021, 4.00%, 5/1/53  3,020 2,187
126,888
GEORGIA 3.2%
Atlanta Airport Passenger Fac. Charge, Green Bond, Series E,
5.25%, 7/1/42 (6) 6,650 7,206
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29 (1)(2) 2,850 1,283
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35 (1)(2) 13,765 6,194
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40 (1)(2) 8,525 3,836
Atlanta Urban Redev . Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (4) 900 862
Atlanta Urban Redev . Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (4)(11) 1,625 1,489
Atlanta Urban Redev . Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (4)(11) 3,360 2,972
Atlanta Urban Redev . Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (4)(11) 4,250 3,652
Burke County Dev. Auth., Plant Vogtle , VRDN, 3.50%, 11/1/52  4,950 4,950
Burke County Dev. Auth., Plant Vogtle , VRDN, PCR, 3.50%, 7/1/49  1,125 1,125
Fulton County Dev. Auth., Piedmont Healthcare Project, 4.00%,
7/1/49  4,000 3,662

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (4) 2,375 1,840
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (4) 6,730 4,624
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (4) 2,730 2,279
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (4) 2,180 1,754
George L Smith II Congress Center Auth., Convention Center
Hotel, 2.375%, 1/1/31  2,205 1,909
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (4) 1,220 1,080
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  1,190 1,151
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  4,250 3,524
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (4) 2,645 2,521
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (4) 13,030 10,805
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (4) 210 210
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (4) 1,215 1,228
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (4) 1,980 1,981
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (4) 1,215 1,217
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53 (Tender
6/1/30)  2,810 2,901
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53 (Tender
9/1/30)  2,725 2,846
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  5,855 6,017
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (4) 2,745 2,705
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/37 (4) 2,210 1,996
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/47 (4) 8,705 7,316
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  9,860 9,946
107,081
GUAM 0.4%
Guam Power Auth., Series A, 5.00%, 10/1/42  4,050 4,148
Guam Power Auth., Series A, 5.00%, 10/1/43  1,930 1,972
Guam Power Auth., Series A, 5.00%, 10/1/44  1,695 1,724
Territory of Guam, Series F, 4.00%, 1/1/36  3,560 3,471
Territory of Guam, Series F, 4.00%, 1/1/42  850 770

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Territory of Guam, Series F, 5.00%, 1/1/30  790 834
Territory of Guam, Series F, 5.00%, 1/1/31  790 837
13,756
IDAHO 0.3%
Power County IDC, FMC Project, 6.45%, 8/1/32 (6) 3,620 3,632
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (4) 10,196 7,783
11,415
ILLINOIS 5.8%
Chicago, Series 2005D, GO, 5.50%, 1/1/40  9,495 9,536
Chicago, Series A, GO, 5.00%, 1/1/39  1,025 1,044
Chicago, Series A, GO, 5.00%, 1/1/40  2,375 2,414
Chicago, Series A, GO, 5.50%, 1/1/35  3,165 3,371
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/34 (3) 830 859
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/35 (3) 900 928
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/27 (12) 12,290 10,479
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/29 (3) 11,245 8,868
Chicago, City Colleges, GO, Zero Coupon, 1/1/27 (12)(13) 7,915 7,188
Chicago, Works, Series A, GO, 5.50%, 1/1/40  2,530 2,683
Chicago, Works, Series A, GO, 5.50%, 1/1/41  2,130 2,225
Chicago, Works, Series A, GO, 5.50%, 1/1/43  2,095 2,176
Illinois, GO, 5.00%, 5/1/34  1,585 1,588
Illinois, Series A, GO, 5.00%, 10/1/31  1,980 2,101
Illinois, Series A, GO, 5.50%, 3/1/42  3,340 3,663
Illinois, Series A, GO, 5.50%, 3/1/47  5,040 5,399
Illinois, Series B, GO, 5.00%, 10/1/31  1,820 1,927
Illinois, Series B, GO, 5.00%, 10/1/32  2,485 2,624
Illinois, Series B, GO, 5.00%, 12/1/33  2,715 2,993
Illinois, Series B, GO, 5.50%, 5/1/47  1,890 2,033
Illinois, Series C, GO, 5.00%, 11/1/29  8,450 8,879
Illinois, Series D, GO, 5.00%, 11/1/25  790 811
Illinois, Series D, GO, 5.00%, 11/1/28  5,640 5,972
Illinois DFA, Citgo Petroleum, 8.00%, 6/1/32 (6) 1,385 1,386
Illinois Fin. Auth., Admiral at the Lake, 5.125%, 5/15/38  8,705 7,334
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42  1,585 1,267
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/54  6,735 4,867
Illinois Fin. Auth., Depaul College Prep Foundation, 5.25%,
8/1/38 (4) 1,000 1,004
Illinois Fin. Auth., Depaul College Prep Foundation, 5.50%,
8/1/43 (4) 1,000 1,005
Illinois Fin. Auth., Depaul College Prep Foundation, 5.625%,
8/1/53 (4) 1,195 1,189

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/37  3,050 2,948
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/47  1,230 1,090
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/45 ( Prerefunded
5/15/25) (9) 950 979
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/50 ( Prerefunded
5/15/25) (9) 2,575 2,653
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/35  2,115 2,143
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/44  3,955 3,983
Illinois Fin. Auth., Three Crowns Park, 5.00%, 2/15/32  910 907
Illinois Fin. Auth., Three Crowns Park, 5.25%, 2/15/37  630 627
Illinois Fin. Auth., Villa Saint Benedict, 6.125%, 11/15/35  2,310 2,316
Illinois Fin. Auth., Villa Saint Benedict, 6.375%, 11/15/43  3,165 3,169
Illinois Housing Dev. Auth., Series G, 5.00%, 10/1/46  1,380 1,430
Illinois Housing Dev. Auth., Series G, 6.25%, 10/1/52  1,270 1,366
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52  2,120 1,903
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/45  595 607
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  8,285 8,389
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/35  850 516
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  730 430
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/37  1,115 617
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/38  2,375 1,205
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/39  2,575 1,264
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/41  905 397
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/30 (12) 3,040 2,335
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/33 (12) 46,130 31,052
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (12) 5,935 7,134
Upper Illinois River Valley Dev. Auth., Cambridge Lakes Learning
Center, Series A, 5.00%, 12/1/32 (4) 3,100 2,951
Upper Illinois River Valley Dev. Auth., Cambridge Lakes Learning
Center, Series A, 5.25%, 12/1/47 (4) 6,420 5,500
195,724
INDIANA 1.7%
East Chicago, USG Project, 5.50%, 9/1/28 (6) 1,405 1,314

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Indiana Fin. Auth. Depauw University Project, Series A, 5.50%,
7/1/52  8,655 8,871
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%, 11/1/30  5,160 5,180
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/53  3,350 3,215
Indiana Fin. Auth., Student Housing Project, Series A, 5.125%,
6/1/58  1,650 1,599
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  10,935 10,711
Indianapolis Airport Auth., United Airlines, Series A, 6.50%,
11/15/31 (1)(6),(14) 9,846 —
Indianapolis Local Public Improvement Bond Bank, Convention
Center Hotel, Series E, 6.00%, 3/1/53 (7) 7,490 7,730
Town of Shoals, National Gypsum, 7.25%, 11/1/43 (6) 3,915 3,920
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (6) 5,860 5,869
Valparaiso, Pratt Paper, 7.00%, 1/1/44 (6) 7,915 7,925
56,334
KANSAS 0.1%
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/30  1,010 997
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/32  910 890
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/39  930 855
2,742
KENTUCKY 1.8%
Henderson, Pratt Paper, Series B, 4.45%, 1/1/42 (4)(6) 1,945 1,806
Henderson, Pratt Paper, Series B, 4.70%, 1/1/52 (4)(6) 6,270 5,775
Kentucky Economic DFA, Baptist Life Communities, 6.25%,
11/15/46  2,770 2,092
Kentucky Economic DFA, Baptist Life Communities, 6.375%,
11/15/51  4,635 3,457
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  5,625 4,085
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/51  2,905 2,039
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.375%,
11/15/42  3,560 2,869
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.50%,
11/15/45  1,860 1,484
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  3,555 3,582
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  4,040 3,993
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  6,415 6,395
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  6,035 6,044
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  11,165 11,042

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  6,085 6,005
60,668
LOUISIANA 1.3%
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.50%, 6/15/38 (4) 1,900 1,863
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.625%, 6/15/48 (4) 2,220 2,092
Louisiana Local Gov't Environmental Fac. & Community Dev. Auth.,
Westlake Chemical, 3.50%, 11/1/32  11,300 10,494
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN, 6.75%,
10/1/53 (Tender 10/1/28) (4)(6) 3,500 3,532
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/31 (6) 515 533
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/34 (6) 640 661
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/35 (6) 515 530
New Orleans Sewerage Service, 5.00%, 6/1/33 ( Prerefunded
6/1/25) (9) 1,140 1,173
New Orleans Sewerage Service, 5.00%, 6/1/40 ( Prerefunded
6/1/25) (9) 2,165 2,228
New Orleans Sewerage Service, 5.00%, 6/1/45 ( Prerefunded
6/1/25) (9) 1,385 1,425
New Orleans Water System, 5.00%, 12/1/45 ( Prerefunded
12/1/25) (9) 4,355 4,521
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (4) 1,310 1,333
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (4) 4,190 4,532
Saint James Parish, Nustar Logistics, Series 2, 6.35%, 7/1/40 (4) 4,235 4,553
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (4) 5,485 5,933
45,403
MARYLAND 5.2%
Anne Arundel County, Annapolis Area Christian School, Series A,
6.50%, 7/1/33  2,355 2,356
Anne Arundel County, Annapolis Area Christian School, Series A,
6.75%, 7/1/43  4,575 4,575
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  2,260 2,108
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  17,045 15,424
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/27  1,190 1,193
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  4,410 4,411
Maryland Economic Dev., Baltimore City Project, Series A, 5.00%,
6/1/58  4,040 3,879
Maryland Economic Dev., Bowie State Univ. Project, 5.00%, 6/1/25  750 759
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (4) 1,900 1,943

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (4) 2,010 2,049
Maryland Economic Dev., Port Covington Project, 3.25%, 9/1/30  750 698
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/40  1,740 1,525
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/50  2,000 1,611
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.25%, 6/30/55 (6) 41,675 42,195
Maryland Economic Dev., Senior-Annapolis Mobility, 5.25%,
6/30/53  4,635 4,745
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  825 835
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  790 823
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,190 1,254
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  790 828
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  815 850
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  2,050 2,132
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  5,430 5,603
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  16,365 16,523
Maryland HHEFA, City Neighbors Charter School, Series A, 6.75%,
7/1/44  2,090 2,092
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/32  475 486
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/33  1,205 1,233
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/34  1,425 1,460
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/35  1,270 1,300
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/36  1,190 1,214
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  2,575 2,328
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  4,305 3,781
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  2,665 2,298
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  405 337
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  5,145 4,186
Prince George's County Auth., Suitland-Naylor Road, 4.75%,
7/1/36 (4) 1,385 1,388
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (4) 1,980 1,915
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  1,190 1,117
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  1,595 1,422
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  790 717

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  315 252
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,560 1,226
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  2,695 2,300
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  5,250 4,339
Rockville, Ingleside at King Farm, 5.00%, 11/1/29  395 378
Rockville, Ingleside at King Farm, 5.00%, 11/1/32  395 368
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/26  1,370 1,323
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/27  1,430 1,356
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/30  1,605 1,432
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  880 770
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,225 1,786
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  6,330 4,634
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34
( Prerefunded 7/1/24) (9) 3,560 3,594
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44 ( Prerefunded
7/1/24) (9) 3,560 3,602
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  355 355
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  2,885 2,891
176,199
MASSACHUSETTS 0.5%
Massachusetts Dev. Fin. Agency, Boston Univ., Series P, 5.45%,
5/15/59 (8) 2,000 2,209
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center,
Series F, 5.625%, 7/15/36  480 468
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center,
Series F, 5.75%, 7/15/43  2,600 2,562
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/47 (4) 5,245 4,694
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/57 (4) 5,290 4,554
Massachusetts Dev. Fin. Agency, Salem Community, 5.25%,
1/1/50  2,120 1,775
16,262
MICHIGAN 1.0%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/37  790 787
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/41  4,510 4,323
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/47  12,580 11,571
Detroit, GO, 5.00%, 4/1/29  570 593

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Detroit, GO, 5.00%, 4/1/30  555 577
Detroit, GO, 5.00%, 4/1/31  595 618
Detroit, GO, 5.00%, 4/1/32  670 695
Detroit, GO, 5.00%, 4/1/33  950 985
Detroit, GO, 5.00%, 4/1/37  2,280 2,329
Detroit, GO, 5.00%, 4/1/38  1,110 1,126
Detroit, Series A, GO, 5.00%, 4/1/50  1,810 1,790
Grand Rapids Economic Dev., Beacon Hill at Eastgate , 5.00%,
11/1/32  1,665 1,561
Grand Rapids Economic Dev., Beacon Hill at Eastgate , 5.00%,
11/1/37  945 839
Grand Rapids Economic Dev., Beacon Hill at Eastgate , 5.00%,
11/1/47  2,195 1,769
Grand Rapids Economic Dev., Beacon Hill at Eastgate , 5.00%,
11/1/52  940 736
Michigan Fin. Auth., Henry Ford Health System, Series A, 4.00%,
11/15/50  1,875 1,655
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/52  20,180 2,306
34,260
MINNESOTA 0.1%
Deephaven , Seven Hills Preparatory Academy, Series A, 5.00%,
10/1/37  415 378
Deephaven , Seven Hills Preparatory Academy, Series A, 5.00%,
10/1/49  790 654
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/41  670 518
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/51  520 362
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/56  455 307
2,219
MISSOURI 2.2%
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,980 3,258
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/50 (3)(6) 1,980 1,778
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/50 (6) 1,455 1,285
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/57 (3)(6) 14,840 12,947
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/54 (6) 3,955 3,986
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/37  1,585 1,324
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/42  1,345 1,058
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/50  3,165 2,325
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/46  2,000 1,832
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,685 1,423
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  3,760 3,450
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  12,270 10,556

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Saint Louis County IDA, Nazareth Living Center, Series A, 5.00%,
8/15/30  790 745
Saint Louis County IDA, Nazareth Living Center, Series A, 5.00%,
8/15/35  555 496
Saint Louis County IDA, Nazareth Living Center, Series A, 5.125%,
8/15/45  1,345 1,105
Saint Louis County IDA, Saint Andrews Resources for Seniors,
5.00%, 12/1/35  1,585 1,474
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,680 1,454
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  605 524
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  2,170 1,719
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  2,335 1,690
Saint Louis Land Clearance for Redev . Auth., National Geospatial
Intelligence Agency, 5.125%, 6/1/46  3,975 3,979
Saint Louis Land Clearance for Redev . Auth., National Geospatial
Intelligence Agency, 5.375%, 6/1/43  11,595 11,738
Taney County IDA, 6.00%, 10/1/49 (4) 3,500 3,397
73,543
MONTANA 0.3%
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/37  545 476
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/47  5,740 4,513
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/52  5,975 4,567
9,556
NEBRASKA 0.1%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,145 1,178
Central Plains Energy Project, Series A, 5.00%, 9/1/30  2,770 2,910
4,088
NEVADA 0.6%
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/34 ( Prerefunded 7/1/24) (9) 1,395 1,412
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/39 ( Prerefunded 7/1/24) (9) 2,070 2,095
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/44 ( Prerefunded 7/1/24) (9) 2,965 3,002
Las Vegas Redev . Agency, 5.00%, 6/15/30  325 334
Las Vegas Redev . Agency, 5.00%, 6/15/40  3,585 3,629
Las Vegas Redev . Agency, 5.00%, 6/15/45  6,290 6,334
Reno, Retrac -Reno Transportation, 5.00%, 6/1/33 (3) 160 172
Reno, Retrac -Reno Transportation, 5.00%, 6/1/36  200 211
Reno, Retrac -Reno Transportation, 5.00%, 6/1/37  395 414
Reno, Retrac -Reno Transportation, 5.00%, 6/1/38 (3) 80 84
Reno, Retrac -Reno Transportation, 5.00%, 6/1/48  395 401

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Reno, Retrac -Reno Transportation, Series C, Zero Coupon,
7/1/58 (4) 11,000 1,363
19,451
NEW HAMPSHIRE 0.3%
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (4)(6) 3,245 2,398
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.25%, 7/1/39 (4) 1,245 1,100
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.625%, 7/1/46 (4) 690 605
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.75%, 7/1/54 (4) 1,725 1,497
New Hampshire HEFA, Hillside Villiage , Series A, 6.125%,
7/1/37 (1)(2)(4) 1,135 68
New Hampshire HEFA, Hillside Villiage , Series A, 6.125%,
7/1/52 (1)(2)(4) 2,792 168
New Hampshire HEFA, Hillside Villiage , Series A, 6.25%,
7/1/42 (1)(2)(4) 1,682 101
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  630 620
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/40  595 566
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/46  4,835 4,405
11,528
NEW JERSEY 2.6%
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/46  1,555 1,370
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/56  1,760 1,477
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, PCR, 5.00%, 12/1/24 (6)(13) 1,280 1,287
New Jersey Economic Dev. Auth., Barnabas Health, Series A, Zero
Coupon, 7/1/26 (12)(13) 1,980 1,827
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/49 (4) 900 799
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (6) 2,125 2,137
New Jersey Economic Dev. Auth., Lions Gate, 4.375%, 1/1/24  210 210
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44  3,880 3,509
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (6) 1,605 1,636
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/37 (6) 5,445 5,499
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (6) 14,475 14,178
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/30  1,585 1,570

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  9,565 8,590
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  6,445 6,100
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.00%, 6/15/37 (6) 990 990
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.125%, 6/15/43 (6) 1,385 1,385
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/40  3,130 3,246
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  2,615 2,811
New Jersey Transportation Trust Fund Auth., 5.50%, 6/15/50  1,875 2,035
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  790 772
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  650 725
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/42  1,000 1,107
New Jersey Transportation Trust Fund Auth., Series AA, 4.25%,
6/15/44  2,000 1,970
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  790 883
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/28  11,870 9,972
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  2,710 2,841
New Jersey Transportation Trust Fund Auth., Transportation
System, Series C, Zero Coupon, 12/15/30 (12) 3,580 2,802
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  5,000 5,098
86,826
NEW YORK 5.0%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/41 (4) 1,135 1,000
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (4) 1,260 1,036
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (4) 830 671
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (4) 460 444
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (4)(6) 280 280
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (4)(6) 9,890 9,897
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (4) 425 419
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/41 (4) 550 518
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/51 (4) 1,980 1,766

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (4) 650 528
Build New York City Resource, Shefa School Project, Series A,
5.00%, 6/15/51 (4) 13,110 10,690
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/46  5,205 5,578
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  5,105 4,427
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  22,850 6,033
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55  7,610 6,789
Nassau County IDA, Amsterdam at Harborside , Series A, 9.00%,
1/1/41 (1)(2)(4) 6,655 6,322
Nassau County IDA, Amsterdam at Harborside , Series B, VR,
5.00%, 1/1/58 (2) 13,414 3,213
New York City Ind. Dev. Agency, Queens Baseball Stadium Project,
Series A, 3.00%, 1/1/46 (3) 4,000 2,987
New York City, Fiscal 2018, Series B-5, GO, VRDN, 3.25%, 10/1/46  6,290 6,290
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/30 (4) 1,000 986
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/31 (4) 800 785
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/34 (4) 800 776
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/36 (4) 1,400 1,312
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (4) 5,040 5,036
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (4) 10,000 9,994
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  24,740 27,977
New York State Urban Dev., Personal Income Tax, 3.00%, 3/15/48  5,000 3,771
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (6) 660 625
New York Transportation Dev., American Airlines, 3.00%,
8/1/31 (6) 2,375 2,079
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (6) 12,445 12,421
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (6) 4,945 5,036
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (6) 3,005 2,983
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/39 (6) 1,955 2,026
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/40 (6) 1,290 1,333
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/41 (6) 1,290 1,329

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/42 (6) 1,290 1,323
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31 (6) 1,805 1,852
New York Transportation Dev., JFK Int'l. Airport, 5.375%, 8/1/36 (6) 2,535 2,543
New York Transportation Dev., JFK Int'l. Airport, 6.00%, 6/30/54 (6) 6,750 7,171
Suffolk County Economic Dev., Saint Johnland Assisted Living,
5.375%, 11/1/54 (4) 1,365 1,059
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  8,000 8,012
169,317
NORTH CAROLINA 1.6%
Charlotte-Mecklenburg Hosp. Auth., Carolina Healthcare System,
Series C, VRDN, 3.25%, 1/15/37  100 100
Forsyth County, Series B, GO, 2.00%, 3/1/39  4,585 3,323
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (3)(6) 9,515 10,275
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,585 1,630
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/36  1,835 1,521
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  3,870 2,878
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 4.70%, 7/1/37  2,180 1,773
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 4.875%, 7/1/40  4,245 3,358
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 5.00%, 7/1/45  3,525 2,672
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 5.00%, 7/1/47  925 688
North Carolina Medical Care Commission, Everyage , Series A,
4.00%, 9/1/41  865 701
North Carolina Medical Care Commission, Everyage , Series A,
4.00%, 9/1/47  770 585
North Carolina Medical Care Commission, Everyage , Series A,
4.00%, 9/1/51  765 564
North Carolina Medical Care Commission, Lutheran Services,
4.00%, 3/1/51  1,980 1,324
North Carolina Medical Care Commission, Salemtowne , 5.25%,
10/1/37  730 659
North Carolina Medical Care Commission, Salemtowne , 5.375%,
10/1/45  9,295 7,864
North Carolina Medical Care Commission, Southminster , 5.00%,
10/1/37  1,225 1,132
North Carolina Medical Care Commission, United Church Homes,
Series A, 5.00%, 9/1/37 ( Prerefunded 9/1/24) (9) 1,660 1,681
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  4,510 4,554
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/54  6,845 6,896

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Univ. of North Carolina at Chapel Hill, Series A, VRDN, 3.20%,
2/15/31  125 125
54,303
OHIO 5.8%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  120,185 106,032
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/43  1,345 1,345
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/53  7,720 7,456
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  3,560 3,578
Cuyahoga County, MetroHealth System, 5.00%, 2/15/57  2,375 2,316
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  15,790 15,975
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  12,900 13,027
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/44  4,635 4,307
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  5,955 5,413
Marion County, United Church Homes, 5.00%, 12/1/39  1,310 1,060
Marion County, United Church Homes, 5.125%, 12/1/49  1,445 1,088
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44  3,955 3,631
Ohio, Series A, 4.00%, 1/15/38  845 833
Ohio, Series A, 4.00%, 1/15/39  1,585 1,546
Ohio, Series A, 5.00%, 1/15/50  1,980 2,032
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  6,885 6,584
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (4)(6) 1,585 1,440
Ohio Air Quality Dev. Auth., Vanadium Project, 5.00%, 7/1/49 (4)
(6) 16,000 13,552
Ohio Higher Ed. Fac. Commission, Cleveland Clinic, Series B-4,
VRDN, 3.22%, 1/1/43  400 400
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (4) 2,250 1,697
Summit County DFA, Akron Parking Project, 5.625%, 12/1/48  2,350 2,374
Summit County DFA, Akron Parking Project, 6.00%, 12/1/58  1,650 1,687
197,373
OKLAHOMA 1.3%
Norman Regional Hosp. Auth., 4.00%, 9/1/45  6,565 5,351
Oklahoma County Fin. Auth., Epworth Villa, 6.00%, 4/1/30 (2) 655 426
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.00%,
4/1/33 (1)(2) 790 514
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.125%,
4/1/42 (1)(2) 2,375 1,544
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.875%,
4/1/30 (1)(2) 2,655 1,726
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.75%,
4/1/27 (2) 510 331

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Oklahoma DFA, OU Medicine, Series B, 5.25%, 8/15/48  4,455 4,169
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  9,005 8,634
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  2,525 2,551
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  10,050 11,105
Tulsa Airports Improvement Trust, Series C, 5.50%, 12/1/35 (6) 8,705 8,706
45,057
OREGON 0.2%
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/32  395 387
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/37  395 370
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/47  1,110 962
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/52  1,190 1,007
Oregon State Fac. Auth., Legacy Health Project, Series A, 5.00%,
6/1/52  3,800 3,920
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 4.00%, 11/15/26  180 172
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/31  275 257
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/36  360 314
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/46  1,020 783
8,172
PENNSYLVANIA 4.6%
Allegheny County IDA, U.S. Steel, 4.875%, 11/1/24  960 957
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  245 256
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  265 278
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/31  535 564
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/32  875 926
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/33  630 666
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/34  595 627
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/35  670 703
Allentown Neighborhood Improvement Zone Dev. Auth., 5.25%,
5/1/42 (4) 6,230 6,134
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (4) 2,750 2,799

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/33 (4) 2,770 2,823
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/42 (4) 4,975 4,869
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42 (4) 7,540 7,550
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2017, 5.00%, 5/1/42 (4) 7,125 6,990
Butler County Hosp. Auth., 5.00%, 7/1/35  6,645 6,663
Butler County Hosp. Auth., 5.00%, 7/1/39  3,760 3,639
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/36 (4) 3,140 2,632
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (4) 3,790 3,034
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/41 (4) 3,330 2,634
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/30 ( Prerefunded 7/1/25) (9) 650 667
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/34 ( Prerefunded 7/1/24) (9) 790 797
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/35 ( Prerefunded 7/1/25) (9) 840 863
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/39 ( Prerefunded 7/1/24) (9) 790 797
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/46 ( Prerefunded 7/1/24) (9) 1,205 1,216
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/47 ( Prerefunded 7/1/25) (9) 5,935 6,095
Franklin County IDA, Menno-Haven, 5.00%, 12/1/43  950 769
Franklin County IDA, Menno-Haven, 5.00%, 12/1/48  1,025 794
Franklin County IDA, Menno-Haven, 5.00%, 12/1/53  1,110 832
Lancaster County Hosp. Auth., Brethren Village, 5.25%, 7/1/35  200 191
Lancaster County Hosp. Auth., Brethren Village, 5.50%, 7/1/45  790 725
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., 5.00%, 9/1/43  3,995 4,070
Montgomery County IDA, Hill at Whitemarsh , 5.25%, 1/1/40  2,770 2,445
Montgomery County IDA, Hill at Whitemarsh , 5.375%, 1/1/50  5,335 4,440
Pennsylvania Economic DFA, 5.50%, 6/30/40 (6) 3,155 3,344
Pennsylvania Economic DFA, 5.50%, 6/30/41 (6) 1,840 1,945
Pennsylvania Economic DFA, 5.50%, 6/30/43 (6) 1,840 1,939
Pennsylvania Economic DFA, 5.75%, 6/30/48 (6) 10,865 11,741
Pennsylvania Economic DFA, 6.00%, 6/30/61 (6) 7,800 8,554
Pennsylvania Economic DFA, Consol Energy, VRDN, 9.00%,
4/1/51 (Tender 4/13/28) (4)(6) 9,120 10,001
Pennsylvania Economic DFA, Covanta Project, 3.25%, 8/1/39 (4)
(6) 3,265 2,301

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (6) 6,905 6,909
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student Housing,
Series A, FRN, 67% of 3M USD LIBOR + 0.65%, 4.44%, 7/1/39 (8) 6,650 5,695
Pennsylvania Higher Ed. Fac. Auth., Widener Univ., 5.00%, 7/15/38  1,900 1,903
Pennsylvania Turnpike Commission, Series A, 4.00%, 12/1/49 (3) 10,000 9,695
Pennsylvania Turnpike Commission, Series B, 5.25%, 12/1/52  2,715 2,951
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health System,
5.00%, 7/1/28  3,955 4,087
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health System,
5.00%, 7/1/30  790 812
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/37  2,485 2,121
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/42  1,680 1,362
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/49  2,840 2,197
157,002
PUERTO RICO 10.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (15) 28,385 14,760
Puerto Rico Commonwealth, GO, VR, 11/1/51 (15) 14,095 7,382
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 4.00%, 7/1/42 (4) 4,190 3,636
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/33 (4) 2,150 2,170
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/37 (4) 1,105 1,105
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (4) 5,975 5,185
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/47 (4) 2,030 1,682
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/24 (4) 580 581
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/25 (4) 2,675 2,688
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (4) 2,740 2,773
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (4) 2,865 2,900
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (4) 10,000 10,111
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 9,495 9,547
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (4) 6,765 6,764
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (4) 22,955 22,183
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
6.125%, 7/1/24  474 478

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/42 (4) 5,625 4,882
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/47 (4) 4,605 3,815
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/24 (4) 1,325 1,328
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/25 (4) 2,780 2,794
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (4) 3,525 3,568
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (4) 13,520 13,519
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
coupon, 7/1/24  1,048 1,023
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
coupon, 7/1/33  8,280 5,040
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  10,975 10,243
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  8,948 8,183
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  11,792 10,532
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  6,748 5,823
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  11,338 11,534
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  9,406 9,821
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  18,721 20,134
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/29 (1)(16) 4,780 1,195
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (1)(16) 95 24
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (1)(16) 8,215 2,054
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (1)
(16) 1,145 286
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/29 (1)
(16) 3,955 989
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/21 (1)
(16) 1,605 401
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (1)
(16) 135 34
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/26 (1)
(16) 1,600 400
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27 (1)
(16) 2,300 575
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (1)
(16) 2,745 686

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (1)(16) 470 118
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (1)(16) 1,810 453
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (1)(16) 610 153
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (1)(16) 730 183
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (1)(16) 95 24
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (1)
(16) 455 114
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (1)
(16) 390 98
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/38 (1)
(16) 3,955 989
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (1)(16) 165 41
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (1)(16) 3,466 867
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (1)(16) 790 197
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (1)(16) 1,135 284
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (1)(16) 110 27
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (1)(16) 195 49
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (1)(16) 1,960 490
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (1)(16) 155 39
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (1)(16) 1,460 365
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (1)(16) 420 105
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (1)(16) 169 42
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/26 (1)(16) 3,820 955
Puerto Rico Highway & Transportation Auth., Restructured,
Series A, 5.00%, 7/1/62  9,649 9,529
Puerto Rico Highway & Transportation Auth., Restructured,
Series C, STEP, 0.00%, 7/1/53  31,471 20,299
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  59 57
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  19,070 18,000
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  4,840 4,693
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  5,919 5,105
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  9,626 7,602
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  11,267 7,371
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  181,265 53,263
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/51  20,231 4,376
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,980 1,874
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  2,365 2,155

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  4,775 4,486
Puerto Rico Sales Tax Fin., Restructured Cofina , Series A-2,
4.329%, 7/1/40  2,125 2,011
359,242
RHODE ISLAND 0.2%
Central Falls Detention Fac., 7.25%, 7/15/35 (1)(2) 9,960 3,984
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/36  3,955 3,717
7,701
SOUTH CAROLINA 1.3%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (1) 6,549 3,775
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42 (1) 25,626 7,186
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51 (1) 44,135 5,529
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (1) 3,532 1,336
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51 (1) 17,627 1,129
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51 (1) 2,088 69
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (1)(2)(4)(6) 850 85
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.00%, 2/1/35 (1)(2)(4)(6) 5,035 504
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.25%, 2/1/45 (1)(2)(4)(6) 10,115 1,011
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 8.00%, 12/6/29 (1)(2) 1,585 1,268
South Carolina Public Service Auth., Unrefunded Balance,
Series A, 5.50%, 12/1/54  10,000 10,000
South Carolina Public Service Auth., Unrefunded Balance,
Series E, 5.25%, 12/1/55  10,595 10,695
42,587
SOUTH DAKOTA 0.1%
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/28  1,135 1,109
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/30  1,215 1,172
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/32  1,080 1,026
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/42  1,585 1,357
4,664
TENNESSEE 0.7%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI Phase 1, 5.00%, 10/1/35  2,180 2,204
Metropolitan Government Nashville & Davidson County Health &
Ed. Fac. Board, 5.25%, 5/1/53  3,850 4,060
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (6) 2,680 2,856
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.00%, 12/1/34  395 369

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/44  920 812
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/49  2,650 2,288
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  9,435 9,669
22,258
TEXAS 6.9%
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  705 719
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  1,645 1,677
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/31  2,300 2,343
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/32  2,650 2,698
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  2,475 2,517
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  2,805 2,853
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  395 396
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/29  910 911
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/32  1,780 1,771
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/34  2,515 2,508
Austin Texas Airport System Revenue, 5.00%, 11/15/43 (6) 920 959
Austin Texas Airport System Revenue, 5.25%, 11/15/47 (6) 3,935 4,153
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/34  420 460
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  95 100
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  3,165 3,255
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%, 8/15/48  12,665 12,725
Conroe Local Government, Convention Center Hotel, 3.50%,
10/1/31 (4) 255 217
Conroe Local Government, Convention Center Hotel, 4.00%,
10/1/50  1,275 991
Conroe Local Government, Convention Center Hotel, 5.00%,
10/1/50 (4) 1,375 1,099
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/47  7,750 8,377
Fort Bend County IDC, NRG Energy, Series B, 4.75%, 11/1/42  3,955 3,834
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25 (6) 11,005 10,958
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian Homes,
Series A, 5.00%, 1/1/38  405 348
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian Homes,
Series A, 5.00%, 1/1/43  415 339

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Harris County Cultural Ed. Fac. Fin., Methodist Hospital System,
3.20%, 12/1/23  2,300 2,300
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/38  1,350 1,229
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/39  845 761
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/40  845 752
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/41  845 747
Houston Airport System, Series B-1, 5.00%, 7/15/30 (6) 5,625 5,593
Houston Airport System, Series B-1, 5.00%, 7/15/35 (6) 7,560 7,402
Houston Airport System, United Airlines, 4.00%, 7/15/41 (6) 3,955 3,327
Houston Airport System, United Airlines, Series A, 4.00%,
7/1/41 (6) 1,620 1,363
Houston Airport System, United Airlines, Terminal E, 4.75%,
7/1/24 (6) 1,750 1,749
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  1,110 1,110
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/30  1,335 1,322
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/40  2,305 2,134
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  5,275 4,710
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  1,645 1,646
Mission Economic Dev., Natgasoline , Series B, 4.625%,
10/1/31 (4)(6) 15,395 14,927
Montgomery County Toll Road Auth., 5.00%, 9/15/32  435 441
Montgomery County Toll Road Auth., 5.00%, 9/15/33  450 456
Montgomery County Toll Road Auth., 5.00%, 9/15/34  475 481
Montgomery County Toll Road Auth., 5.00%, 9/15/35  440 445
Montgomery County Toll Road Auth., 5.00%, 9/15/36  1,110 1,121
Montgomery County Toll Road Auth., 5.00%, 9/15/38  1,030 1,035
Montgomery County Toll Road Auth., 5.00%, 9/15/43  3,095 3,103
Montgomery County Toll Road Auth., 5.00%, 9/15/48  3,105 3,110
New Hope Cultural Ed. Fac. Fin., Blinn College, Series A, 5.00%,
7/1/57  7,915 6,319
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living, VR,
2.00%, 11/15/61, (2.00% PIK) (1)(10) 5,577 2,053
New Hope Cultural Ed. Fac. Fin., Collegiate Housing Collage
Station, 5.00%, 4/1/46 (3) 12,385 12,100
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/29  4,630 4,633
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/46 (3) 2,470 2,413
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Denton Univ.,
Series A-1, 5.00%, 7/1/58 (3) 2,355 2,360
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 ( Prerefunded 4/1/25) (9) 395 403

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 ( Prerefunded 4/1/25) (9) 1,205 1,230
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 ( Prerefunded 4/1/25) (9) 4,765 4,862
New Hope Cultural Ed. Fac. Fin., Legacy Midtown, Series A,
5.50%, 7/1/54  3,585 2,672
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%, 11/15/36
( Prerefunded 11/15/24) (9) 435 450
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%, 11/15/46
( Prerefunded 11/15/24) (9) 1,225 1,267
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.375%, 11/15/36  395 340
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/46  790 631
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/52  790 612
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/31  790 733
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  370 340
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  790 717
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/34  790 710
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,190 969
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  4,810 3,684
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/37 ( Prerefunded 4/1/27) (9) 1,345 1,431
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/42 ( Prerefunded 4/1/27) (9) 1,585 1,686
North Texas Tollway Auth., Series B, 3.00%, 1/1/51 (11) 7,445 5,407
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 2.75%,
1/1/36 (4)(6) 900 631
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 3.00%,
1/1/50 (4)(6) 1,980 1,123
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (4)(6) 2,645 2,100
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
4.00%, 1/1/50 (4)(6) 6,255 4,333
Tarrant County Cultural Ed. Fac. Fin., Edgemere -Northwest Senior
Housing, 5.25%, 11/15/47 (1)(14) 1,321 —
Tarrant County Cultural Ed. Fac. Fin., Edgemere -Northwest Senior
Housing, Series A, 5.00%, 11/15/45 (1)(14) 6,948 1
Tarrant County Cultural Ed. Fac. Fin., Stayton at Museum Way,
Series A, 5.75%, 12/1/54 (1)(2) 5,878 3,821

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/40 (6) 3,065 3,080
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/55 (6) 3,215 3,218
Texas Private Activity Bond Surface Transportation, Segment 3C
Project, 5.00%, 6/30/58 (6) 3,000 3,006
Texas Private Activity Bond Surface Transportation, Tarrant
Express Project, 5.50%, 12/31/58 (6) 18,150 19,172
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  8,745 8,789
234,768
UTAH 1.5%
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/41  1,800 1,403
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/52  4,000 2,846
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/41  2,485 1,926
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/52  7,550 5,334
Murray, IHC Health Services, Series B, VRDN, 3.20%, 5/15/37  12,230 12,230
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (6) 2,765 2,830
Salt Lake City Airport, Series A, 5.00%, 7/1/46 (6) 14,605 15,074
UIPA Crossroads Public Infrastructure Dist., 4.375%, 6/1/52 (4) 10,115 8,603
50,246
VIRGINIA 4.4%
Alexandria, Series A, GO, 2.00%, 12/15/40  6,150 4,291
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  1,050 925
Botetourt County, Residential Care Fac., Glebe, Series A, 6.00%,
7/1/34  5,775 5,798
Chesapeake Expressway Toll Road, Series B, 4.875%, 7/15/40  5,960 6,076
Lynchburg Economic Dev. Auth., Central Health, Series A, 4.00%,
1/1/47  3,000 2,793
Norfolk Redev . & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/35  3,180 2,870
Norfolk Redev . & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/46  4,075 3,219
Norfolk Redev . & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  4,945 4,610
Norfolk Redev . & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  3,380 2,813
Norfolk Redev . & Housing Auth., Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/49  2,575 1,990
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  790 808
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,055 1,073
Tobacco Settlement Fin., Capital Appreciation, Series C, Zero
Coupon, 6/1/47  21,370 5,540

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia College Building Auth., Marymount Univ., 5.00%,
7/1/45 (4) 4,750 4,280
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (4) 1,090 1,095
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/35 (4) 1,430 1,430
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/24 (4) 1,080 1,078
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/25 (4) 1,140 1,136
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/30 (4) 3,750 3,751
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/35 (4) 1,000 979
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/45 (4) 2,460 2,217
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/40 (6) 1,150 1,061
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/41 (6) 2,140 1,960
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/42 (6) 1,025 932
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/48 (6) 15,125 13,331
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/35 (6) 3,530 3,739
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
1/1/36 (6) 845 892
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/37 (6) 1,875 1,949
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (6) 3,080 2,958
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38 (6) 3,820 3,606
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/40 (6) 7,650 7,153
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project, 5.00%,
12/31/47 (6) 11,105 11,363
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project, 5.00%,
12/31/57 (6) 2,995 3,028
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (6) 8,705 8,739
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (6) 30,865 30,895
150,378
WASHINGTON 0.9%
Adams County Public Hosp. Dist. No. 2, GO, 5.125%, 12/1/44  2,105 2,081

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  5,975 5,790
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/38 (4) 830 659
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/48 (4) 2,300 1,631
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/53 (4) 920 633
Washington State Housing Fin. Commission, Judson Park, 4.00%,
7/1/28 (4) 225 210
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/33 (4) 225 210
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/38 (4) 650 572
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/48 (4) 1,660 1,327
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/46 (4) 2,575 1,981
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/51 (4) 5,330 3,951
Washington State Housing Fin. Commission, Social Certificate,
Series 1, Class A, 3.375%, 4/20/37  1,250 1,075
Washington State Housing Fin. Commission, Social Certificate,
Series A-1, Class A, 3.50%, 12/20/35  6,136 5,641
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (4) 4,925 3,573
29,334
WEST VIRGINIA 0.4%
Monongalia County Commission Excise Tax Dist., Series A,
4.125%, 6/1/43 (4) 1,685 1,497
Monongalia County Commission Excise Tax Dist., Series B,
4.875%, 6/1/43 (4) 1,180 1,128
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (4) 1,940 1,981
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (4) 1,940 1,984
West Virginia Economic Dev. Auth., Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25) (6) 2,375 2,375
West Virginia Economic Dev. Auth., Mitchell Project, Series A,
VRDN, 4.70%, 4/1/36 (Tender 6/17/26) (6) 3,450 3,440
12,405
WISCONSIN 3.4%
PFA, Celanese, Series B, 5.00%, 12/1/25 (6) 4,750 4,784
PFA, Celanese, Series C, 4.30%, 11/1/30 (6) 3,955 3,779
PFA, Celanese, Series D, 4.05%, 11/1/30  1,980 1,863
PFA, Challenge Foundation Academy, 6.625%, 7/1/43 (4) 1,000 1,015

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Challenge Foundation Academy, 6.875%, 7/1/53 (4) 1,650 1,674
PFA, Challenge Foundation Academy, 7.00%, 7/1/58 (4) 1,850 1,876
PFA, CHF Manoa , Series A, 5.75%, 7/1/53 (4) 4,000 4,070
PFA, Church Home of Hartford, 5.00%, 9/1/30 (4) 630 600
PFA, Church Home of Hartford, 5.00%, 9/1/38 (4) 1,365 1,192
PFA, Corvian Community School, Series A, 4.00%, 6/15/29 (4) 665 622
PFA, Corvian Community School, Series A, 5.00%, 6/15/39 (4) 790 705
PFA, Corvian Community School, Series A, 5.00%, 6/15/49 (4) 3,650 2,992
PFA, Corvian Community School, Series A, 5.125%, 6/15/47 (4) 2,085 1,762
PFA, Corvian Community School, Series A, 6.25%, 6/15/48 (4) 535 523
PFA, Corvian Community School, Series A, 6.25%, 6/15/53 (4) 2,515 2,430
PFA, Founders Academy of Las Vegas, Series A, 4.00%, 7/1/30 (4) 300 277
PFA, Founders Academy of Las Vegas, Series A, 5.00%, 7/1/40 (4) 560 498
PFA, Founders Academy of Las Vegas, Series A, 5.00%, 7/1/55 (4) 1,145 921
PFA, Founders Academy of Las Vegas, Series A, 6.375%,
7/1/43 (4) 325 328
PFA, Founders Academy of Las Vegas, Series A, 6.625%,
7/1/53 (4) 100 101
PFA, Founders Academy of Las Vegas, Series A, 6.75%, 7/1/58 (4) 375 381
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,835 1,811
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/62  3,370 3,270
PFA, Mary's Woods at Marylhurst , 5.25%, 5/15/37 (4) 435 409
PFA, Mary's Woods at Marylhurst , 5.25%, 5/15/47 (4) 965 847
PFA, Mary's Woods at Marylhurst , 5.25%, 5/15/52 (4) 1,820 1,560
PFA, Mountain Island Charter School, 5.00%, 7/1/37  655 656
PFA, Mountain Island Charter School, 5.00%, 7/1/47  1,585 1,502
PFA, Mountain Island Charter School, 5.00%, 7/1/52  3,405 3,168
PFA, National Gypsum, 4.00%, 8/1/35 (6) 18,170 15,662
PFA, Nevada State College, Series A, 5.00%, 5/1/60 (4) 4,520 3,348
PFA, Nevada State College, Series B, 9.00%, 5/1/71 (2)(4) 2,090 1,833
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/37 (4) 5,055 4,605
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/52 (4) 5,055 4,006
PFA, SKY Harbour Capital, 4.00%, 7/1/41 (6) 3,685 2,824
PFA, SKY Harbour Capital, 4.25%, 7/1/54 (6) 11,045 7,665
PFA, Southminster , 5.00%, 10/1/43 (4) 1,780 1,540
PFA, Southminster , 5.00%, 10/1/48 (4) 1,585 1,321
PFA, Southminster , 5.00%, 10/1/53 (4) 4,560 3,714
PFA, Univ. of Hawai'i Foundation project, Series A-1, 4.00%,
7/1/51 (4) 2,190 1,703
PFA, Univ. of Hawai'i Foundation project, Series A-1, 4.00%,
7/1/61 (4) 1,215 898
PFA, Univ. of Hawai'i Foundation project, Series B, 5.25%,
7/1/61 (4) 1,930 1,550
Univ. of Wisconsin Hosp. & Clinics Auth., Series B, VRDN, 3.20%,
4/1/48  16,800 16,800
Wisconsin HEFA, Benevolent, 5.00%, 6/1/37  880 784

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin HEFA, Benevolent, 5.00%, 6/1/41  1,310 1,122
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/36  615 526
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/41  610 484
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/45  510 385
116,386
Total Municipal Securities (Cost $3,736,824) 3,355,131
Total Investments in Securities 99.0%
(Cost $3,737,023) $ 3,355,373
Other Assets Less Liabilities 1.0% 34,054
Net Assets 100.0% $ 3,389,427
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Insured by Assured Guaranty Municipal Corporation
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$709,322 and represents 20.9% of net assets.
(5) Insured by Berkshire Hathaway Assurance Corporation
(6) Interest subject to alternative minimum tax.
(7) When-issued security
(8) Insured by Assured Guaranty Corporation
(9) Prerefunded date is used in determining portfolio maturity.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) Insured by Build America Mutual Assurance Company
(12) Insured by National Public Finance Guarantee Corporation
(13) Escrowed to maturity
(14) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(15) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(16) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation

T. ROWE PRICE Tax-Free High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
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.
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HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Tax-Free High Yield Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash

T. ROWE PRICE Tax-Free High Yield Fund

flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 242 $ — $ — $ 242
Municipal Securities — 3,355,131 — 3,355,131
Total $ 242 $ 3,355,131 $ — $ 3,355,373

T. ROWE PRICE Tax-Free High Yield Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F59-054Q3 11/23